LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2019
LOANS, NET
Schedule of detailed information about loans and advances

a)   This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Direct loans -
Loans	91,481,200	86,898,040
Leasing receivables	5,978,421	6,322,477
Credit cards	8,479,355	7,847,038
Discounted notes	2,200,142	2,313,478
Factoring receivables	2,015,513	1,923,456
Advances and overdrafts in current account	162,149	255,027
Refinanced loans	1,186,167	1,281,360
Restructured loans	125	127
Total direct loans	111,503,072	106,841,003

Internal overdue loans and under legal collection loans	3,304,886	3,119,621
	114,807,958	109,960,624
Add (less) -
Accrued interest	870,410	865,168
Unearned interest	(68,689)	(66,402)
Total direct loans	115,609,679	110,759,390
Allowance for loan losses (c)	(5,123,962)	(4,952,392)
Total direct loans, net	110,485,717	105,806,998

Schedule of composition of gross credit balance

	2019	2018
	S/(000)	S/(000)

Direct loans	114,807,958	109,960,624
Indirect loans, Note 21(a)	21,081,035	20,774,271
Banker’s acceptances outstanding	535,222	967,968
Total	136,424,215	131,702,863

Schedule of detailed information about classification of direct loans

The movement of gross balance of loan portfolio by stages is as follows for the periods of 2019 and 2018:

Stage 1	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	74,210,068	(1,157,585)	(569,032)	1,511,304	13,724	1,608,096	370,433	—	(312,259)	163,499	75,838,248
Residential mortgage loans	16,049,110	(411,622)	(135,231)	315,586	12,980	2,108,051	2,633	—	(64,077)	25,598	17,903,028
Micro-business loans	12,236,140	(504,971)	(440,088)	491,781	12,896	1,973,561	(355,466)	—	(462)	368,932	13,782,323
Consumer loans	10,712,871	(624,147)	(307,297)	527,363	17,725	1,832,590	(17,600)	—	(9,896)	91,249	12,222,858
Total	113,208,189	(2,698,325)	(1,451,648)	2,846,034	57,325	7,522,298	—	—	(386,694)	649,278	119,746,457

Stage 2	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	7,530,106	(1,511,304)	(381,261)	1,157,585	8,894	(1,960,025)	54,299	—	(20,022)	4,767	4,883,039
Residential mortgage loans	762,549	(315,586)	(142,954)	411,622	4,840	59,553	155	—	(1,813)	336	778,702
Micro-business loans	1,965,061	(491,781)	(208,610)	504,971	6,320	95,835	(53,193)	—	(311)	21,305	1,839,597
Consumer loans	1,920,204	(527,363)	(166,708)	624,147	22,807	330,963	(1,261)	—	369	7,346	2,210,504
Total	12,177,920	(2,846,034)	(899,533)	2,698,325	42,861	(1,473,674)	—	—	(21,777)	33,754	9,711,842

Stage 3	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,398,900	(13,724)	(8,894)	569,032	381,261	(446,188)	(33,193)	(72,219)	(18,719)	15,161	3,771,417
Residential mortgage loans	959,033	(12,980)	(4,840)	135,231	142,954	(179,012)	—	(41,080)	(4,634)	319	994,991
Micro-business loans	1,257,956	(12,896)	(6,320)	440,088	208,610	(591,241)	32,745	(33,262)	(366)	55,544	1,350,858
Consumer loans	700,865	(17,725)	(22,807)	307,297	166,708	(296,338)	448	(5,220)	(481)	15,903	848,650
Total	6,316,754	(57,325)	(42,861)	1,451,648	899,533	(1,512,779)	—	(151,781)	(24,200)	86,927	6,965,916

Consolidated 3 Stages	Balance at			Transfers		Exchange	Acquisition of	Balance at
	December 31,	Write-offs,	New loans and	between classes	Sale of loan	differences	business,	December
Loans by class	2018	net	liquidation, net	of loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	85,139,074	(175,761)	(622,356)	391,539	(72,219)	(351,000)	183,427	84,492,704
Residential mortgage loans	17,770,692	(40,009)	2,028,601	2,788	(41,080)	(70,524)	26,253	19,676,721
Micro-business loans	15,459,157	(816,890)	2,295,045	(375,914)	(33,262)	(1,139)	445,781	16,972,778
Consumer loans	13,333,940	(790,797)	2,658,012	(18,413)	(5,220)	(10,008)	114,498	15,282,012
Total	131,702,863	(1,823,457)	6,359,302	—	(151,781)	(432,671)	769,959	136,424,215

Stage 1	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	December 31,
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	write-offs, net	of loans	portfolio	others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,538,767	(2,216,860)	(187,558)	807,179	18,884	4,176,547	379,440	—	693,669	74,210,068
Residential mortgage loans	14,119,221	(416,937)	(159,561)	151,660	11,333	2,216,316	14,782	—	112,296	16,049,110
Micro-business loans	11,561,250	(612,647)	(325,773)	412,930	13,543	1,512,206	(360,158)	—	34,789	12,236,140
Consumer loans	9,333,443	(654,148)	(203,805)	453,760	21,458	1,766,378	(34,064)	—	29,849	10,712,871
Total	105,552,681	(3,900,592)	(876,697)	1,825,529	65,218	9,671,447	—	—	870,603	113,208,189

Stage 2	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	December 31,
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	write-offs, net	of loans	portfolio	others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,549,605	(807,179)	(306,268)	2,216,860	16,587	2,764,890	45,734	—	49,877	7,530,106
Residential mortgage loans	569,685	(151,660)	(123,255)	416,937	6,586	942	240	—	43,074	762,549
Micro-business loans	1,986,325	(412,930)	(205,492)	612,647	8,582	20,395	(45,172)	—	706	1,965,061
Consumer loans	1,764,494	(453,760)	(199,903)	654,148	24,345	131,201	(802)	—	481	1,920,204
Total	7,870,109	(1,825,529)	(834,918)	3,900,592	56,100	2,917,428	—	—	94,138	12,177,920

Stage 3	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Balance at
	January 1rst,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	December 31,
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	write-offs, net	of loans	portfolio	others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,253,560	(18,884)	(16,587)	187,558	306,268	(258,918)	(33,127)	(57,956)	36,986	3,398,900
Residential mortgage loans	862,645	(11,333)	(6,586)	159,561	123,255	(128,110)	353	(49,908)	9,156	959,033
Micro-business loans	1,295,025	(13,543)	(8,582)	325,773	205,492	(509,009)	32,923	(75,916)	5,793	1,257,956
Consumer loans	832,487	(21,458)	(24,345)	203,805	199,903	(477,389)	(149)	(13,843)	1,854	700,865
Total	6,243,717	(65,218)	(56,100)	876,697	834,918	(1,373,426)	—	(197,623)	53,789	6,316,754

Consolidated 3 Stages	Balance at			Transfers		Exchange	Balance at
	January	Write-offs,	New loans and	between classes	Sale of loan	differences	December
Loans by class	1rst, 2018	net	liquidation, net	of loans	portfolio	and others	31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	77,341,932	(115,040)	6,797,559	392,047	(57,956)	780,532	85,139,074
Residential mortgage loans	15,551,551	(11,671)	2,100,819	15,375	(49,908)	164,526	17,770,692
Micro-business loans	14,842,600	(666,506)	1,690,098	(372,407)	(75,916)	41,288	15,459,157
Consumer loans	11,930,424	(747,948)	2,168,138	(35,015)	(13,843)	32,184	13,333,940
Total	119,666,507	(1,541,165)	12,756,614	—	(197,623)	1,018,530	131,702,863

Schedule of Allowance for Credit Losses on Financial instruments

Stage 1						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	311,767	(11,258)	(9,281)	41,033	9,492	36,768	10,982	4,886	—	(8,834)	3,130	388,685
Residential mortgage loans	31,479	(2,069)	(726)	7,857	6,178	6,850	(11,675)	134	—	(490)	547	38,085
Micro-business loans	342,519	(22,272)	(49,368)	57,319	9,631	(71,852)	149,468	(6,511)	—	(5,759)	22,467	425,642
Consumer loans	276,019	(18,691)	(80,991)	90,915	16,831	(97,213)	57,927	1,491	—	(176)	2,243	248,355
Total	961,784	(54,290)	(140,366)	197,124	42,132	(125,447)	206,702	—	—	(15,259)	28,387	1,100,767

Stage 2						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	151,999	(41,033)	(21,988)	11,258	6,102	(4,601)	62,277	994	—	(511)	1,638	166,135
Residential mortgage loans	22,404	(7,857)	(4,562)	2,069	2,434	2,780	8,409	42	—	(100)	65	25,684
Micro-business loans	263,593	(57,319)	(43,113)	22,272	5,576	(121,662)	172,546	(956)	—	63	8,960	249,960
Consumer loans	500,535	(90,915)	(43,031)	18,691	21,996	(153,370)	257,845	(80)	—	(19)	1,779	513,431
Total	938,531	(197,124)	(112,694)	54,290	36,108	(276,853)	501,077	—	—	(567)	12,442	955,210

Stage 3						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,355,363	(9,492)	(6,102)	9,281	21,988	(275,028)	301,493	(33,973)	(55,783)	(6,348)	13,828	1,315,227
Residential mortgage loans	470,286	(6,178)	(2,434)	726	4,562	(101,740)	146,860	—	(24,319)	(15,245)	193	472,711
Micro-business loans	979,292	(9,631)	(5,576)	49,368	43,113	(457,093)	327,884	32,878	(27,267)	(22,688)	50,605	960,885
Consumer loans	609,275	(16,831)	(21,996)	80,991	43,031	(255,086)	284,403	1,095	(3,943)	(30,628)	12,648	702,959
Total	3,414,216	(42,132)	(36,108)	140,366	112,694	(1,088,947)	1,060,640	—	(111,312)	(74,909)	77,274	3,451,782

Consolidated 3 Stages		Credit loss of the period
			New loans		Transfers
	Balance at		and	Changes in	between		Exchange	Acquisition	Balance at
	December	Write-offs,	liquidation,	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	31, 2018	net	net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,819,129	(181,520)	(61,341)	374,752	(28,093)	(55,783)	(15,693)	18,596	1,870,047
Residential mortgage loans	524,169	(42,920)	(49,190)	143,594	176	(24,319)	(15,835)	805	536,480
Micro-business loans	1,585,404	(816,886)	166,279	649,898	25,411	(27,267)	(28,384)	82,032	1,636,487
Consumer loans	1,385,829	(781,593)	275,924	600,175	2,506	(3,943)	(30,823)	16,670	1,464,745
Total	5,314,531	(1,822,919)	331,672	1,768,419	—	(111,312)	(90,735)	118,103	5,507,759

Stage 1	Restated					New loans		Transfers
	balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Balance at
	January 1,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	December 31,
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	offs, net	EADs	loans	portfolio	and others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	280,211	(13,311)	(6,647)	16,464	10,864	22,404	(5,007)	5,238	—	1,551	311,767
Residential mortgage loans	18,614	(1,716)	(817)	2,565	5,556	7,532	(1,114)	449	—	410	31,479
Micro-business loans	350,134	(27,116)	(17,238)	46,522	13,148	(110,425)	86,904	(5,634)	—	6,224	342,519
Consumer loans	356,938	(29,407)	(9,568)	91,969	19,765	(111,150)	(43,030)	(53)	—	555	276,019
Total	1,005,897	(71,550)	(34,270)	157,520	49,333	(191,639)	37,753	—	—	8,740	961,784

Stage 2	Restated					New loans		Transfers
	balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Balance at
	January 1,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	December 31,
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	offs, net	EADs	loans	portfolio	and others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	99,004	(16,464)	(20,602)	13,311	13,696	29,284	33,375	(254)	—	649	151,999
Residential mortgage loans	13,747	(2,565)	(2,945)	1,716	3,201	1,617	7,296	7	—	330	22,404
Micro-business loans	281,227	(46,522)	(43,715)	27,116	7,817	(134,037)	168,748	378	—	2,581	263,593
Consumer loans	507,726	(91,969)	(53,473)	29,407	22,834	(145,865)	231,922	(131)	—	84	500,535
Total	901,704	(157,520)	(120,735)	71,550	47,548	(249,001)	441,341	—	—	3,644	938,531

Stage 3	Restated					New loans		Transfers
	balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Balance at
	January 1,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	December 31,
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	offs, net	EADs	loans	portfolio	and others	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,259,258	(10,864)	(13,696)	6,647	20,602	(64,741)	294,960	(34,932)	(48,442)	(53,429)	1,355,363
Residential mortgage loans	411,087	(5,556)	(3,201)	817	2,945	(56,676)	142,064	302	(32,089)	10,593	470,286
Micro-business loans	1,001,286	(13,148)	(7,817)	17,238	43,715	(327,426)	296,807	34,709	(67,682)	1,610	979,292
Consumer loans	684,728	(19,765)	(22,834)	9,568	53,473	(385,261)	294,521	(79)	(10,338)	5,262	609,275
Total	3,356,359	(49,333)	(47,548)	34,270	120,735	(834,104)	1,028,352	—	(158,551)	(35,964)	3,414,216

Consolidated 3 Stages					Credit loss of the period
	Balance at	Effect of	Restated		New loans	Changes in	Transfers	Sale of	Exchange	Balance at
	December	adopting	balance at	Write-offs,	and	PDs, LGDs,	between classes of	loan	differences	December
Loans by class	31, 2017	IFRS 9	January 1, 2018	net	liquidation,net	EADs	loans	portfolio	and others	31, 2018 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,680,126	(41,653)	1,638,473	(115,366)	102,313	323,328	(29,948)	(48,442)	(51,229)	1,819,129
Residential mortgage loans	228,287	215,161	443,448	(11,764)	(35,763)	148,246	758	(32,089)	11,333	524,169
Micro-business loans	1,476,578	156,069	1,632,647	(695,445)	123,557	552,459	29,453	(67,682)	10,415	1,585,404
Consumer loans	1,558,017	(8,625)	1,549,392	(759,621)	117,345	483,413	(263)	(10,338)	5,901	1,385,829
Total	4,943,008	320,952	5,263,960	(1,582,196)	307,452	1,507,446	—	(158,551)	(23,580)	5,314,531

(*)The movement in the allowance for loan losses of the period 2019 includes the allowance for direct and indirect loans for approximately S/5,124.0 million and S/383.8 million, respectively (approximately S/4,952.4 million and S/362.1 million, respectively, at December 31, 2018). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2019 and 2018 has been established in accordance with IFRS 9 and is sufficient to cover incurred losses on the loan portfolio.

Schedule of detailed information about the movement in the allowance for loan losses [text block]

As of December 31, 2017, the allowance for loan losses for direct and indirect loans was determined under incurred credit losses model as established in the IAS 39. The movement in the allowance for loan losses is shown below for direct and indirect loans:

	Balance as of			Exchange	Balance as of
	December 31,	Allowance for	Loan portfolio	differences	December 31,
Loans by class	2016	loan losses	written-off	and others	2017 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	1,235,970	737,929	(217,160)	(76,613)	1,680,126
Residential mortgage loans	193,385	50,663	(10,662)	(5,099)	228,287
Micro-business loans	1,353,168	576,931	(437,594)	(15,927)	1,476,578
Consumer loans	1,634,169	691,955	(760,785)	(7,322)	1,558,017
Total	4,416,692	2,057,478	(1,426,201)	(104,961)	4,943,008

(*)The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million and S/442.5 million, respectively. In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.

Schedule of detailed information about direct gross loan on maturity basis [text block]

f)   The following table presents the gross direct loan portfolio at December 31, 2019 and 2018 by maturity based on the remaining period to the payment due date:

	2019	2018
	S/(000)	S/(000)
Outstanding loans -
Up to 1 year	53,306,936	49,219,931
From 1 to 3 years	24,586,441	25,763,021
From 3 to 5 years	9,615,514	10,300,621
More than 5 years	23,994,181	21,557,430
	111,503,072	106,841,003
Internal overdue loans -
Overdue 90 days	692,161	635,893
Over 90 days	2,612,725	2,483,728
	3,304,886	3,119,621

Total	114,807,958	109,960,624